Acquisitions and Related Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions and Dispositions [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Pro Forma Results Of Operations